Schedule of Property and Equipment (Details)	6 Months Ended
Jun. 30, 2024 USD ($)
Property, Plant and Equipment [Line Items]
Beginning Balance, Cost	$ 20,703,996
Additions	1,697,317
Disposal	(10,759,150)
Ending Balance, Cost	11,642,163
Beginning Balance, Depreciation	11,238,429
Charge for the year	1,274,438
Acc.depn on disposals	(10,759,150)
Ending Balance, Depreciation	1,753,717
Beginning Balance, Net book value	9,465,567
Ending Balance, Net book value	9,888,446
Land [Member]
Property, Plant and Equipment [Line Items]
Beginning Balance, Cost	1,208,949
Additions	645,008
Ending Balance, Cost	1,853,957
Beginning Balance, Net book value	1,208,949
Ending Balance, Net book value	1,853,957
Plant [Member]
Property, Plant and Equipment [Line Items]
Beginning Balance, Cost	2,157,211
Additions	164,448
Ending Balance, Cost	2,321,659
Beginning Balance, Depreciation	71,907
Charge for the year	220,728
Ending Balance, Depreciation	292,635
Beginning Balance, Net book value	2,085,304
Ending Balance, Net book value	2,029,024
Equipment [Member]
Property, Plant and Equipment [Line Items]
Beginning Balance, Cost	17,204,528
Additions	887,861
Disposal	(10,759,150)
Ending Balance, Cost	7,333,239
Beginning Balance, Depreciation	11,081,419
Charge for the year	1,035,659
Acc.depn on disposals	(10,759,150)
Ending Balance, Depreciation	1,357,928
Beginning Balance, Net book value	6,123,109
Ending Balance, Net book value	5,975,311
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Beginning Balance, Cost	133,308
Ending Balance, Cost	133,308
Beginning Balance, Depreciation	85,103
Charge for the year	18,051
Ending Balance, Depreciation	103,154
Beginning Balance, Net book value	48,205
Ending Balance, Net book value	$ 30,154